FINANCE EXPENSE - NET	12 Months Ended
Mar. 31, 2019
Analysis of income and expense [abstract]
FINANCE EXPENSE - NET
FINANCE EXPENSE – NET

	2019	2018
		Restated
Finance expense:
Long-term debt (other than finance leases)	$63.1	$53.4
Finance leases	7.6	9.0
Royalty obligations	11.9	11.9
Employee benefits obligations (Note 14)	5.7	4.9
Financing cost amortization	1.1	1.5
Other	12.7	13.8
Borrowing costs capitalized (1)	(5.0)	(3.6)
Finance expense	$97.1	$90.9
Finance income:
Loans and finance lease contracts	$(8.5)	$(9.8)
Other	(7.7)	(3.9)
Finance income	$(16.2)	$(13.7)
Finance expense – net	$80.9	$77.2
(1) The average capitalization rate used during fiscal 2019 to determine the amount of borrowing costs eligible for capitalization was 4.39% (2018 – 4.33%).